Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid and Decrease in Net Assets (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
The following is a reconciliation of benefits paid to and withdrawals by participants per the financial statements to Form 5500 for the year ended December 31, 2025:
Benefits paid to and withdrawals by participants per the financial statements	$ 140,314,421
Add: Amounts allocated to withdrawing participants and accrued on Form 5500	101,793
Less: Prior year amounts allocated to withdrawing participants	(38,618)
Benefits paid to participants per Form 5500	140,377,596
Statement of changes in net assets available for benefits:
Increase in net assets before plan transfers per the financial statements	400,628,642
Less: Amounts allocated to withdrawing participants	(63,175)
Net gain per Form 5500	$ 400,565,467